Payables and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts	$ 398	$ 401
Accrued equity-based compensation	18	41
Compensation	58	56
Accrued export duties	16	8
Accrued dividends	25	26
Accrued interest	2	2
Electricity swaps	4	4
Current portion of lease obligations	9	10
Restructuring provision	16	5
Other	38	52
Payables and accrued liabilities	$ 584	$ 604